Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Current Payables [Abstract]
Trade payables	$ 10,496	$ 21,097
Wages and benefits payable	5,593	1,975
Current portion of operating and finance lease inducements and obligations (note 17)		5,844
Current portion of settlement fee payable		102
Current portion of royalty payment obligations (note 18)	3,043	68
Current portion of license acquisition payment obligation (note 18)	1,302	1,363
Current portion of other employee benefit liabilities (note 18)	2,374	1,406
Trade and other current payables	$ 22,808	$ 31,855